UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21403

Western Asset/Claymore U.S. Treasury

Inflation Protected Securities Fund 2

(Exact Name of Registrant as Specified In Its Charter)

Address of Principal Executive Offices:	385 East Colorado Boulevard
Pasadena, CA 91101

Name and address of agent for service:	Gregory B. McShea
385 East Colorado Boulevard
Pasadena, CA 91101

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

Item 1 – Schedule of Investments

Portfolio of Investments

March 31, 2006 (Unaudited)

(Amounts in Thousands)

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2

	RATE	MATURITY DATE	PAR	VALUE
Long-Term Securities — 158.5%

U.S. Government and Agency Obligations — 129.5%
Treasury Inflation-Protected SecuritiesA — 129.5%
United States Treasury Inflation-Protected Security	3.875%	1/15/09	99,609	104,286
United States Treasury Inflation-Protected Security	4.250%	1/15/10	54,793	58,871
United States Treasury Inflation-Protected Security	0.875%	4/15/10	64,799	61,376
United States Treasury Inflation-Protected Security	3.500%	1/15/11	81,080	85,707	B
United States Treasury Inflation-Protected Security	3.000%	7/15/12	148,992	155,260	B
United States Treasury Inflation-Protected Security	1.875%	7/15/15	462,913	445,193
United States Treasury Inflation-Protected Security	2.000%	1/15/16	85,328	82,771
United States Treasury Inflation-Protected Security	2.000%	1/15/26	45,348	42,974

Total U.S. Government and Agency Obligations (Identified Cost — $1,062,249)				1,036,438

U.S. Government Agency Mortgage-Backed Securities — 6.3%
Fannie Mae	5.500%	9/1/35 to 12/1/35	51,334	50,123

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $50,869)				50,123

Corporate Bonds and Notes — 5.3%
Automotive — 1.5%
Ford Motor Company	7.450%	7/16/31	10,000	7,425
General Motors Corporation	8.375%	7/15/33	6,000	4,395

				11,820

Electric — 0.7%
The AES Corporation	8.875%	2/15/11	5,000	5,388

Gas and Pipeline Utilities — 1.3%
Dynegy Holdings Inc.	8.750%	2/15/12	5,000	5,225
The Williams Companies, Inc.	7.500%	1/15/31	5,000	5,187

				10,412

Health Care — 0.5%
Tenet Healthcare Corporation	7.375%	2/1/13	5,000	4,563

Oil and Gas — 1.3%
El Paso Corporation	7.750%	1/15/32	5,000	5,037
Pemex Project Funding Master Trust	8.625%	12/1/23	4,410	5,182

				10,219

Total Corporate Bonds and Notes (Identified Cost — $41,042)				42,402

Asset-Backed Securities — 0.1%
Mutual Fund Fee Trust XIII Series 2000-3	9.070%	7/1/08	4,868	813	C,D

Total Asset-Backed Securities (Identified Cost — $884)					813

Yankee BondsE — 17.3%
Foreign Governments — 16.3%
Federative Republic of Brazil	7.875%	3/7/15	657		709
Federative Republic of Brazil	8.875%	4/15/24	3,430		3,965
Federative Republic of Brazil	10.125%	5/15/27	662		858
Federative Republic of Brazil	12.250%	3/6/30	3,984		6,066
Federative Republic of Brazil	11.000%	8/17/40	24,582		31,539
Republic of Colombia	11.750%	2/25/20	10,080		14,364
Republic of Ecuador	9.000%	8/15/30	3,030		3,030	F
Republic of El Salvador	8.250%	4/10/32	3,240		3,661	G
Republic of Panama	6.700%	1/26/36	11,263		11,240
Republic of Peru	8.750%	11/21/33	12,860		14,339
Russian Federation	5.000%	3/31/30	30,110		33,037	F
United Mexican States	8.300%	8/15/31	1,900		2,296
United Mexican States	7.500%	4/8/33	4,480		4,995

					130,099

Special Purpose — 0.9%
Petrozuata Finance, Inc.	8.220%	4/1/17	7,325		7,215	G

Telecommunications — N.M.
Axtel SA	11.000%	12/15/13	325		369

Transportation — 0.1%
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V.(TFM)	9.375%	5/1/12	1,010		1,111

Total Yankee Bonds (Identified Cost — $124,845)					138,794

Total Long-Term Securities (Identified Cost — $1,279,889)					1,268,570

Short-Term Securities — 0.4%
Options Purchased — N.M.
Eurodollar Futures Call, October 2006, Strike Price $94.75			680	H	221
U.S. Treasury Note Futures Call, May 2006, Strike Price $110.00			3,250	H	51

Total Options Purchased					272

Repurchase Agreements — 0.4%
Lehman Brothers, Inc.
4.75%, dated 3/31/06, to be repurchased at $3,326 on 4/3/06 (Collateral: $3,520 Federal Home Loan Bank notes, 3.69%, due 7/8/09, value $3,392)			3,325		3,325

Total Short-Term Securities (Identified Cost — $3,917)					3,597

Total Investments (Identified Cost — $1,283,806) — 158.9%					1,272,167
Other Assets Less Liabilities — (7.7)%					(61,586)
Liquidation of Preferred Shares — (51.2)%					(410,000)

Net Assets — 100.0%					$800,581

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts Written
U.S. Treasury Note Futures	June 2006	1,174	$678

Options Written
U.S. Treasury Note Futures Call, Strike Price $107	May 2006	3,050	$926
U.S. Treasury Note Futures Call, Strike Price $108	May 2006	200	52

			$978

A	Treasury Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
B	All or a portion of this security is collateral to cover futures and option contracts.
C	Indexed Security - The rate of interest earned on this security is tied to the London Interbank Offered Rate (“LIBOR”). The coupon rate is the rate as of March 31, 2006.
D	Private placement
E	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
F	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
G	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 1.4% of net assets.
H	Par represents actual number of contracts.

N.M. Not Meaningful

Security Valuation

The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Trustees. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.

With respect to the Fund, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Options, Futures and Swap Agreements

The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the price obtained by reference to broker-dealer quotations. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract’s value fluctuates, payments known as variation margin are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are generally priced daily based upon quotations from brokers and the change, if any, is recorded as unrealized appreciation or depreciation.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2 (the “Registrant”) principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected,

or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2

By:	/s/ Randolph L. Kohn
Randolph L. Kohn
President
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2
Date: May 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randolph L. Kohn
Randolph L. Kohn
President
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2
Date: May 23, 2006

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Treasurer and Principal Financial and Accounting Officer
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2
Date: May 23, 2006